Loans, financing, debentures and hedge derivative financial instruments - Summary of Principal Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of loans debentures and finance leases [line items]
Long term debt	R$ 14,120,272	R$ 13,275,281
From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Long term debt	2,702,626	1,424,775
From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Long term debt	3,091,641	3,115,495
From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Long term debt	784,778	3,451,988
From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Long term debt	231,271	765,263
More than 5 years [member]
Summary of loans debentures and finance leases [line items]
Long term debt	R$ 7,309,956	R$ 4,517,760